Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Depreciation, Depletion and Amortization
Property, Plant and Equipment	$ 25,727,000,000		$ 25,074,000,000
Property, Plant and Equipment, Transmission	12,433,000,000		10,893,000,000
Property, Plant and Equipment, Distribution	17,157,000,000		16,377,000,000
Property, Plant and Equipment, Construction Work in Progress	3,218,000,000		2,471,000,000
Property, Plant and Equipment, Other	5,770,000,000		5,470,000,000
Property, Plant and Equipment, Gross, Total	64,305,000,000		60,285,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	20,188,000,000		19,288,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,835,000,000		1,696,000,000
Accretion Expense	95,000,000		103,000,000
Liabilities Incurred	42,000,000		4,000,000
Liabilities Settled	(34,000,000)		(22,000,000)
Revisions in Cash Flow Estimates	81,000,000		54,000,000
Ending Balance	2,019,000,000		1,835,000,000		1,696,000,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	103,000,000		73,000,000		93,000,000
Allowance for Borrowed Funds Used During Construction	44,000,000		40,000,000		69,000,000
Jointly-owned Electric Facilities
Utility Plant in Service	4,825,000,000		4,712,000,000
Construction Work in Progress	190,000,000		165,000,000
Accumulated Depreciation	1,679,000,000		1,592,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	2,019,000,000		1,835,000,000		1,696,000,000
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,300,000,000		1,200,000,000
Fair Value of Legally Restricted Assets	1,800,000,000		1,600,000,000
Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	6,824,029,000		6,745,172,000
Property, Plant and Equipment, Transmission	2,228,029,000		2,160,660,000
Property, Plant and Equipment, Distribution	3,258,306,000		3,139,150,000
Property, Plant and Equipment, Construction Work in Progress	321,495,000		184,701,000
Property, Plant and Equipment, Other	373,520,000		357,517,000
Property, Plant and Equipment, Gross, Total	13,005,379,000		12,587,200,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,823,664,000		3,617,990,000
Asset Retirement Obligations (ARO)
Beginning Balance	152,607,000	[1],[2]	115,168,000	[1],[2]
Accretion Expense	9,081,000		7,343,000
Liabilities Incurred	0		0
Liabilities Settled	(23,992,000)		(7,298,000)
Revisions in Cash Flow Estimates	10,681,000		7,083,000
Contribution Distribution of OPCo Assets	0		30,311,000
Ending Balance	148,377,000	[1],[2]	152,607,000	[1],[2]	115,168,000	[1],[2]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	7,053,000		2,353,000		1,684,000
Allowance for Borrowed Funds Used During Construction	3,810,000		1,522,000		1,347,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	148,377,000	[1],[2]	152,607,000	[1],[2]	115,168,000	[1],[2]
Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	1,264,724,000		1,203,221,000
Property, Plant and Equipment, Transmission	788,911,000		731,312,000
Property, Plant and Equipment, Distribution	2,080,221,000		1,986,032,000
Property, Plant and Equipment, Construction Work in Progress	204,753,000		175,890,000
Property, Plant and Equipment, Other	421,568,000		393,026,000
Property, Plant and Equipment, Gross, Total	4,760,177,000		4,489,481,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,319,554,000		1,323,522,000
Asset Retirement Obligations (ARO)
Beginning Balance	22,928,000	[1],[2]	21,999,000	[1],[2]
Accretion Expense	1,786,000		1,703,000
Liabilities Incurred	0		0
Liabilities Settled	(749,000)		(755,000)
Revisions in Cash Flow Estimates	14,055,000		(19,000)
Contribution Distribution of OPCo Assets	0		0
Ending Balance	38,020,000	[1],[2]	22,928,000	[1],[2]	21,999,000	[1],[2]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	3,071,000		4,187,000		2,007,000
Allowance for Borrowed Funds Used During Construction	1,792,000		2,272,000		1,098,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	38,020,000	[1],[2]	22,928,000	[1],[2]	21,999,000	[1],[2]
Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,741,831,000		3,577,906,000
Property, Plant and Equipment, Transmission	1,358,419,000		1,304,225,000
Property, Plant and Equipment, Distribution	1,698,409,000		1,625,057,000
Property, Plant and Equipment, Construction Work in Progress	537,237,000		427,164,000
Property, Plant and Equipment, Other	1,490,820,000		1,421,361,000
Property, Plant and Equipment, Gross, Total	8,826,716,000		8,355,713,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,410,341,000		3,299,349,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,255,184,000	[1],[2],[3]	1,192,313,000	[1],[2],[3]
Accretion Expense	60,005,000		72,658,000
Liabilities Incurred	0		0
Liabilities Settled	(1,380,000)		(635,000)
Revisions in Cash Flow Estimates	28,740,000		(9,152,000)
Contribution Distribution of OPCo Assets	0		0
Ending Balance	1,342,549,000	[1],[2],[3]	1,255,184,000	[1],[2],[3]	1,192,313,000	[1],[2],[3]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	18,873,000		19,943,000		9,724,000
Allowance for Borrowed Funds Used During Construction	8,015,000		9,752,000		4,717,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	1,342,549,000	[1],[2],[3]	1,255,184,000	[1],[2],[3]	1,192,313,000	[1],[2],[3]
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	1,300,000,000		1,200,000,000
Fair Value of Legally Restricted Assets	1,800,000,000		1,600,000,000
Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	2,104,613,000		2,011,289,000
Property, Plant and Equipment, Distribution	4,087,601,000		3,877,532,000
Property, Plant and Equipment, Construction Work in Progress	218,667,000		185,428,000
Property, Plant and Equipment, Other	390,848,000		364,573,000
Property, Plant and Equipment, Gross, Total	6,801,729,000		6,438,822,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,038,120,000		1,973,042,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,297,000	[1],[2]	269,940,000	[1],[2]
Accretion Expense	80,000		14,957,000
Liabilities Incurred	0		158,000
Liabilities Settled	(26,000)		(9,788,000)
Revisions in Cash Flow Estimates	10,000		53,208,000
Contribution Distribution of OPCo Assets	0		(327,178,000)
Ending Balance	1,361,000	[1],[2]	1,297,000	[1],[2]	269,940,000	[1],[2]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	6,913,000		4,961,000		3,492,000
Allowance for Borrowed Funds Used During Construction	4,436,000		10,102,000		9,046,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	1,361,000	[1],[2]	1,297,000	[1],[2]	269,940,000	[1],[2]
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,864,543,000		3,764,429,000
Property, Plant and Equipment, Transmission	1,300,729,000		1,165,167,000
Property, Plant and Equipment, Distribution	1,894,572,000		1,843,912,000
Property, Plant and Equipment, Construction Work in Progress	471,980,000		281,849,000
Property, Plant and Equipment, Other	878,753,000		869,230,000
Property, Plant and Equipment, Gross, Total	8,410,577,000		7,924,587,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,503,290,000		2,391,652,000
Asset Retirement Obligations (ARO)
Beginning Balance	87,630,000	[1],[2],[4]	78,017,000	[1],[2],[4]
Accretion Expense	5,156,000		4,912,000
Liabilities Incurred	0		4,191,000
Liabilities Settled	(1,102,000)		(2,699,000)
Revisions in Cash Flow Estimates	2,710,000		3,209,000
Contribution Distribution of OPCo Assets	0		0
Ending Balance	94,394,000	[1],[2],[4]	87,630,000	[1],[2],[4]	78,017,000	[1],[2],[4]
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	11,947,000		7,338,000		57,054,000
Allowance for Borrowed Funds Used During Construction	6,949,000		4,262,000		48,499,000
Jointly-owned Electric Facilities
Utility Plant in Service	2,632,889,000		2,541,453,000
Construction Work in Progress	160,747,000		143,326,000
Accumulated Depreciation	720,147,000		674,439,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligations (ARO) Liability	94,394,000	[1],[2],[4]	87,630,000	[1],[2],[4]	78,017,000	[1],[2],[4]
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[5]	12.50%	[5]
Utility Plant in Service	0	[5]	0	[5]
Construction Work in Progress	0	[5]	0	[5]
Accumulated Depreciation	0	[5]	0	[5]
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[6]	43.50%	[6]
Utility Plant in Service	336,000,000	[6]	335,000,000	[6]
Construction Work in Progress	2,000,000	[6]	2,000,000	[6]
Accumulated Depreciation	66,000,000	[6]	55,000,000	[6]
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[7]	26.00%	[7]
Utility Plant in Service	553,000,000	[7]	544,000,000	[7]
Construction Work in Progress	12,000,000	[7]	11,000,000	[7]
Accumulated Depreciation	206,000,000	[7]	190,000,000	[7]
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[5]	25.40%	[5]
Utility Plant in Service	812,000,000	[5]	809,000,000	[5]
Construction Work in Progress	4,000,000	[5]	2,000,000	[5]
Accumulated Depreciation	410,000,000	[5]	399,000,000	[5]
Dolet Hills Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[8]	40.20%	[8]
Utility Plant in Service	330,000,000	[8]	262,000,000	[8]
Construction Work in Progress	4,000,000	[8]	47,000,000	[8]
Accumulated Depreciation	201,000,000	[8]	198,000,000	[8]
Dolet Hills Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[9]	40.20%	[9]
Utility Plant in Service	329,706,000	[9]	261,685,000	[9]
Construction Work in Progress	3,739,000	[9]	47,131,000	[9]
Accumulated Depreciation	201,321,000	[9]	197,720,000	[9]
Flint Creek Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[10]	50.00%	[10]
Utility Plant in Service	125,000,000	[10]	123,000,000	[10]
Construction Work in Progress	120,000,000	[10]	54,000,000	[10]
Accumulated Depreciation	68,000,000	[10]	66,000,000	[10]
Flint Creek Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[10]	50.00%	[10]
Utility Plant in Service	125,114,000	[10]	122,566,000	[10]
Construction Work in Progress	119,629,000	[10]	54,281,000	[10]
Accumulated Depreciation	67,948,000	[10]	65,546,000	[10]
Pirkey Generating Station (Unit No. 1) [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[10]	85.90%	[10]
Utility Plant in Service	531,000,000	[10]	519,000,000	[10]
Construction Work in Progress	36,000,000	[10]	29,000,000	[10]
Accumulated Depreciation	381,000,000	[10]	376,000,000	[10]
Pirkey Generating Station (Unit No. 1) [Member] | Southwestern Electric Power Co [Member] | Public Utilities, Inventory, Lignite [Member]
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[10]	85.90%	[10]
Utility Plant in Service	531,064,000	[10]	519,158,000	[10]
Construction Work in Progress	36,490,000	[10]	28,833,000	[10]
Accumulated Depreciation	381,058,000	[10]	375,718,000	[10]
Oklaunion Generating Station (Unit No. 1) [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[11]	70.30%	[11]
Utility Plant in Service	409,000,000	[11]	404,000,000	[11]
Construction Work in Progress	10,000,000	[11]	7,000,000	[11]
Accumulated Depreciation	228,000,000	[11]	223,000,000	[11]
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	15.60%	[11]	15.60%	[11]
Utility Plant in Service	94,678,000	[11]	93,555,000	[11]
Construction Work in Progress	2,558,000	[11]	1,844,000	[11]
Accumulated Depreciation	57,490,000	[11]	57,576,000	[11]
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas North Co [Member]
Jointly-owned Electric Facilities
Percent of Ownership	54.70%
Turk Generating Plant [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[10]	73.33%	[10]
Utility Plant in Service	1,647,000,000	[10]	1,638,000,000	[10]
Construction Work in Progress	1,000,000	[10]	13,000,000	[10]
Accumulated Depreciation	70,000,000	[10]	35,000,000	[10]
Turk Generating Plant [Member] | Southwestern Electric Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[10]	73.33%	[10]
Utility Plant in Service	1,647,005,000	[10]	1,638,044,000	[10]
Construction Work in Progress	889,000	[10]	13,081,000	[10]
Accumulated Depreciation	69,820,000	[10]	35,455,000	[10]
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly-owned Electric Facilities
Percent of Ownership		[12]		[12]
Utility Plant in Service	82,000,000		78,000,000
Construction Work in Progress	1,000,000		0
Accumulated Depreciation	49,000,000		50,000,000
Rockport Generating Plant (Unit No. 1) [Member] | Indiana Michigan Power Co [Member] | Coal [Member]
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[13],[14]	50.00%	[13],[14]
Utility Plant in Service	801,536,000	[13],[14]	797,485,000	[13],[14]
Construction Work in Progress	119,921,000	[13],[14]	54,577,000	[13],[14]
Accumulated Depreciation	492,184,000	[13],[14]	471,787,000	[13],[14]
Regulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	18,394,000,000		17,873,000,000
Accumulated Depreciation, Generation	7,313,000,000		7,168,000,000
Property, Plant and Equipment, Transmission	12,395,000,000		10,854,000,000
Accumulated Depreciation, Transmission	2,877,000,000		2,805,000,000
Property, Plant and Equipment, Distribution	17,157,000,000		16,377,000,000
Accumulated Depreciation, Distribution	4,145,000,000		3,988,000,000
Property, Plant and Equipment, Construction Work in Progress	3,088,000,000		2,326,000,000
Accumulated Depreciation, Construction Work in Progress	(126,000,000)		(121,000,000)
Property, Plant and Equipment, Other	4,361,000,000		4,116,000,000
Accumulated Depreciation, Other	2,254,000,000		1,931,000,000
Property, Plant and Equipment, Gross, Total	55,395,000,000		51,546,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	16,463,000,000		15,771,000,000
Regulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	87 years		87 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	75 years		75 years		75 years
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	75 years		75 years		75 years
Regulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	15 years		25 years		25 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	7 years		11 years		11 years
Depreciable Life Ranges - Generation	31 years		31 years		31 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	5 years		5 years		5 years
Regulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%		3.70%		3.80%
Regulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.70%
Regulated Operation [Member] | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.80%
Regulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.40%		1.10%		1.20%
Regulated Operation [Member] | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.70%		3.80%		3.90%
Regulated Operation [Member] | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.30%		2.40%
Regulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	8.60%		7.90%		9.60%
Regulated Operation [Member] | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.10%		2.00%		1.80%
Regulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	6,824,029,000		6,745,172,000
Accumulated Depreciation, Generation	2,433,231,000		2,306,545,000
Property, Plant and Equipment, Transmission	2,228,029,000		2,160,660,000
Accumulated Depreciation, Transmission	507,542,000		490,143,000
Property, Plant and Equipment, Distribution	3,258,306,000		3,139,150,000
Accumulated Depreciation, Distribution	722,665,000		674,351,000
Property, Plant and Equipment, Construction Work in Progress	321,495,000		184,701,000
Accumulated Depreciation, Construction Work in Progress	(19,405,000)		(19,297,000)
Property, Plant and Equipment, Other	339,175,000		323,758,000
Accumulated Depreciation, Other	167,171,000		153,797,000
Property, Plant and Equipment, Gross, Total	12,971,034,000		12,553,441,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,811,204,000		3,605,539,000
Regulated Operation [Member] | Appalachian Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	87 years		87 years		87 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	57 years		52 years		57 years
Depreciable Life Ranges - Generation	121 years		121 years		121 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	55 years		55 years		55 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	15 years		25 years		25 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	13 years		11 years		13 years
Depreciable Life Ranges - Generation	40 years		40 years		40 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	24 years		24 years		24 years
Regulated Operation [Member] | Appalachian Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.10%		3.00%		3.00%
Regulated Operation [Member] | Appalachian Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.60%		1.60%
Regulated Operation [Member] | Appalachian Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%		3.50%		3.40%
Regulated Operation [Member] | Appalachian Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.90%		7.30%		6.80%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	1,264,724,000		1,203,221,000
Accumulated Depreciation, Generation	585,653,000		583,486,000
Property, Plant and Equipment, Transmission	788,911,000		731,312,000
Accumulated Depreciation, Transmission	161,056,000		186,040,000
Property, Plant and Equipment, Distribution	2,080,221,000		1,986,032,000
Accumulated Depreciation, Distribution	366,325,000		365,299,000
Property, Plant and Equipment, Construction Work in Progress	204,753,000		175,890,000
Accumulated Depreciation, Construction Work in Progress	(11,055,000)		(15,138,000)
Property, Plant and Equipment, Other	416,398,000		387,856,000
Accumulated Depreciation, Other	217,583,000		203,841,000
Property, Plant and Equipment, Gross, Total	4,755,007,000		4,484,311,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,319,562,000		1,323,528,000
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	65 years		65 years		65 years
Depreciable Life Ranges - Generation	70 years		70 years		70 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	40 years		40 years		40 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	40 years		40 years		40 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	30 years		30 years		30 years
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	5 years		5 years		5 years
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.70%		1.70%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.90%		1.90%		1.90%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.30%		2.40%
Regulated Operation [Member] | Public Service Co Of Oklahoma [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.10%		4.10%		6.60%
Regulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,741,831,000		3,577,906,000
Accumulated Depreciation, Generation	1,855,162,000		1,887,333,000
Property, Plant and Equipment, Transmission	1,358,419,000		1,304,225,000
Accumulated Depreciation, Transmission	432,927,000		420,295,000
Property, Plant and Equipment, Distribution	1,698,409,000		1,625,057,000
Accumulated Depreciation, Distribution	413,040,000		390,014,000
Property, Plant and Equipment, Construction Work in Progress	537,237,000		427,164,000
Accumulated Depreciation, Construction Work in Progress	(27,858,000)		(18,824,000)
Property, Plant and Equipment, Other	1,342,813,000		1,268,597,000
Accumulated Depreciation, Other	628,991,000		509,426,000
Property, Plant and Equipment, Gross, Total	8,678,709,000		8,202,949,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,302,262,000		3,188,244,000
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	75 years		75 years		75 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	70 years		70 years		70 years
Depreciable Life Ranges - Generation	132 years		132 years		132 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	45 years		45 years		40 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	50 years		50 years		46 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	15 years		15 years		14 years
Depreciable Life Ranges - Generation	59 years		59 years		59 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	14 years		14 years		14 years
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.00%		1.90%		1.70%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		1.50%		1.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.80%		2.80%		2.50%
Regulated Operation [Member] | Indiana Michigan Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	6.10%		4.90%		9.60%
Regulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	2,104,613,000		2,011,289,000
Accumulated Depreciation, Transmission	844,353,000		814,849,000
Property, Plant and Equipment, Distribution	4,087,601,000		3,877,532,000
Accumulated Depreciation, Distribution	1,050,888,000		1,023,313,000
Property, Plant and Equipment, Construction Work in Progress	218,667,000		185,428,000
Accumulated Depreciation, Construction Work in Progress	(39,218,000)		(29,825,000)
Property, Plant and Equipment, Other	380,453,000		354,195,000
Accumulated Depreciation, Other	181,258,000		163,894,000
Property, Plant and Equipment, Gross, Total	6,791,334,000		6,428,444,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,037,281,000		1,972,231,000
Regulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	60 years		60 years		60 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	57 years		60 years		60 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	50 years		50 years		50 years
Regulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	39 years		39 years		39 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	7 years		12 years		12 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	7 years		25 years		25 years
Regulated Operation [Member] | Ohio Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.30%		2.30%
Regulated Operation [Member] | Ohio Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.70%		2.70%
Regulated Operation [Member] | Ohio Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	7.00%		7.50%		7.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	3,864,543,000	[15]	3,764,429,000	[15]
Accumulated Depreciation, Generation	1,101,244,000	[15]	1,062,166,000	[15]
Property, Plant and Equipment, Transmission	1,300,729,000		1,165,167,000
Accumulated Depreciation, Transmission	328,783,000		312,567,000
Property, Plant and Equipment, Distribution	1,894,572,000		1,843,912,000
Accumulated Depreciation, Distribution	576,808,000		563,087,000
Property, Plant and Equipment, Construction Work in Progress	471,689,000	[15]	281,849,000	[15]
Accumulated Depreciation, Construction Work in Progress	(8,454,000)	[15]	(7,355,000)	[15]
Property, Plant and Equipment, Other	587,027,000		574,131,000
Accumulated Depreciation, Other	361,892,000		326,871,000
Property, Plant and Equipment, Gross, Total	8,118,560,000		7,629,488,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,360,273,000		2,257,336,000
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	70 years		70 years		70 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	65 years		65 years		65 years
Depreciable Life Ranges - Generation	70 years		70 years		65 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	51 years		51 years		47 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	50 years		50 years		50 years
Public Utilities, Property, Plant and Equipment, Distribution, Useful Life	25 years		25 years		25 years
Depreciable Life Ranges - Generation	40 years		40 years		35 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	7 years		7 years		7 years
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%		2.20%		2.20%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Transmission [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.20%		2.30%		2.30%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Distribution [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		2.60%		2.60%
Regulated Operation [Member] | Southwestern Electric Power Co [Member] | Other Property Class [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.80%		5.00%		6.60%
Unregulated Operation [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	7,333,000,000		7,201,000,000
Accumulated Depreciation, Generation	3,135,000,000		2,969,000,000
Property, Plant and Equipment, Transmission	38,000,000		39,000,000
Accumulated Depreciation, Transmission	17,000,000		16,000,000
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	130,000,000		145,000,000
Accumulated Depreciation, Construction Work in Progress	1,000,000		1,000,000
Property, Plant and Equipment, Other	1,409,000,000		1,354,000,000
Accumulated Depreciation, Other	572,000,000		531,000,000
Property, Plant and Equipment, Gross, Total	8,910,000,000		8,739,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,725,000,000		3,517,000,000
Unregulated Operation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	55 years		55 years
Depreciable Life Ranges - Generation	66 years		66 years		66 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	50 years
Unregulated Operation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Public Utilities, Property, Plant and Equipment, Transmission, Useful Life	43 years		43 years
Depreciable Life Ranges - Generation	35 years		35 years		35 years
Property, Plant and Equipment (Textuals) [Abstract]
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Useful Life	25 years
Unregulated Operation [Member] | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.40%		3.30%		3.30%
Unregulated Operation [Member] | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.60%		2.60%
Unregulated Operation [Member] | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.30%		2.50%
Unregulated Operation [Member] | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	17.10%
Unregulated Operation [Member] | Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	34,345,000		33,759,000
Accumulated Depreciation, Other	12,460,000		12,451,000
Property, Plant and Equipment, Gross, Total	34,345,000		33,759,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	12,460,000		12,451,000
Unregulated Operation [Member] | Public Service Co Of Oklahoma [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	5,170,000		5,170,000
Accumulated Depreciation, Other	(8,000)		(6,000)
Property, Plant and Equipment, Gross, Total	5,170,000		5,170,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(8,000)		(6,000)
Unregulated Operation [Member] | Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	148,007,000		152,764,000
Accumulated Depreciation, Other	108,079,000		111,105,000
Property, Plant and Equipment, Gross, Total	148,007,000		152,764,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	108,079,000		111,105,000
Unregulated Operation [Member] | Ohio Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	0		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	10,395,000		10,378,000
Accumulated Depreciation, Other	839,000		811,000
Property, Plant and Equipment, Gross, Total	10,395,000		10,378,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	839,000		811,000
Unregulated Operation [Member] | Ohio Power Co [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation					66 years
Unregulated Operation [Member] | Ohio Power Co [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Depreciable Life Ranges - Generation					35 years
Unregulated Operation [Member] | Ohio Power Co [Member] | Generation [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate					3.00%
Unregulated Operation [Member] | Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment	0		0
Accumulated Depreciation, Generation	0		0
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	291,000		0
Accumulated Depreciation, Construction Work in Progress	0		0
Property, Plant and Equipment, Other	291,726,000		295,099,000
Accumulated Depreciation, Other	143,017,000		134,316,000
Property, Plant and Equipment, Gross, Total	292,017,000		295,099,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 143,017,000		$ 134,316,000

[1]	Includes ARO related to ash disposal facilities.
[2]	Includes ARO related to asbestos removal.
[3]	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.3 billion and $1.2 billion as of December 31, 2014 and 2013.
[4]	Includes ARO related to Sabine and DHLC.
[5]	Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 7.
[6]	Operated by AGR.
[7]	Operated by The Dayton Power & Light Company, a nonaffiliated company.
[8]	Operated by CLECO, a nonaffiliated company.
[9]	Operated by CLECO, a nonaffiliated company.
[10]	Operated by SWEPCo.
[11]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[12]	Varying percentages of ownership.
[13]	Operated by I&M.
[14]	Amounts include I&M's 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a nonaffiliated company. See the "Rockport Lease" section of Note 13.
[15]	SWEPCo's regulated section includes amounts related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.